Inventories	12 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Inventories
9.	Inventories

	2025	2024
Soybean	120,562	107,538
Corn	15,156	19,387
Bean	18,934	22,579
Cotton	23,638	17,288
Other harvests	909	681
Agricultural products – formation costs	179,199	167,473
Agricultural products – fair value	42,914	14,030
Raw materials	71,405	52,039
	293,518	233,542

9.1 Adjustment to realizable value of inventories of agricultural products

At June 30, 2023	(18,565)
Adjustment to recoverable value of agricultural products, net	(1,091)
Realization as cost of sales	18,894
At June 30, 2024	(762)
Adjustment to recoverable value of agricultural products, net	(8,069)
Realization as cost of sales	3,543
At June 30, 2025	(5,288)